Trade and other payables	12 Months Ended
Jun. 30, 2019
Trade and other payables [abstract]
Trade and other payables

17.	Trade and other payables

Group's trade and other payables as of June 30, 2019 and 2018 were as follows:

	June 30, 2019	June 30, 2018
Trade payables	12,151	15,786
Sales, rental and services payments received in advance	3,157	5,281
Construction obligations	931	859
Accrued invoices	471	1,477
Deferred income	95	58
Total trade payables	16,805	23,461
Dividends payable to non-controlling shareholders	143	191
Tax payables	293	505
Construction provisions	1,015	2,247
Other payables	2,058	2,147
Total other payables	3,509	5,090
Total trade and other payables	20,314	28,551
Non-current	1,753	5,624
Current	18,561	22,927
Total	20,314	28,551

The fair value of payables approximates their respective carrying amounts because, due to their short-term nature, the effect of discounting is not considered significant. Fair values are based on discounted cash flows (Level 3).